LOAN PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Loan Payable Tables
Loan Payable

	March 31, 2018	December 31, 2017
Notes to a company due August 29, 2018 and September 21, 2018, including interest at 7.55% and 7.05%, respectively per annum; unsecured; interest due monthly	$33,526	$50,425
Current portion of loan payable	(33,526)	(50,425)
Loan payable, less current portion	$-	$-

	2017	2016
Notes to a company due August 29, 2018 and September 21, 2018, including interest at 7.55% and 7.05%, respectively per annum; unsecured; interest due monthly	$50,425	$-
Note to a company due September 29, 2017 including interest at 13,25% per annum; unsecured; interest due monthly	-	33,277
	$50,425	$33,277